Earnings (loss) per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings (loss) per share
24. Earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the income (loss) for the period attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share is calculated by dividing the income (loss) attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period, plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted earnings (loss) per ordinary share for the six months ended June 30, 2026, and June 30, 2025.

	Six Months Ended June 30,
	2026	2025
	$	$
Numerator:
Net (loss) earnings used for basic (loss) earnings per share	(6,862,073)	2,705,578
Less: Dilutive impact related to convertible debentures	-	9,293,633
Net earnings (loss) used for diluted loss per share	(6,862,073)	(6,588,055)

Denominator:
Basic weighted-average outstanding ordinary shares	86,182,955	79,160,672
Convertible debentures[1,2]	-	6,388,321
Diluted weighted-average outstanding ordinary shares	86,182,955	85,548,993

Earnings (loss) per share
Basic	(0.08)	0.03
Diluted	(0.08)	(0.08)
[1]The effect of conversion of debentures into ordinary shares is anti-dilutive for the six months ended June 30, 2026 and is therefore not considered in the calculation of diluted earnings per share for that period.
The following table presents instruments that can potentially dilute basic earnings per share in the future but were excluded in the calculation of diluted earnings per share:

	June 30, 2026	June 30, 2025
Convertible debentures[2]	6,250,000	-
Stock options[3]	2,681,925	-
Restricted stock units[3]	1,166,667	1,666,667
Earnout units[3]	26,797,052	26,797,052
Warrant units[3]	21,802,814	14,391,050
Total	58,698,458	42,854,769
[2] The number of shares that may be issued against convertible debentures is determined by dividing the total of the principal outstanding and payment-in-kind accrued interest (if applicable) by the exercise price of $8.00 per share.
[3] Restricted stock units, stock options, earnout units and warrants have been excluded from the calculation of diluted earnings per share as they are considered to be anti-dilutive.